Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sales Revenue, Net [Member] | Minimum [Member]
Concentration credit risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration credit risk percentage	20.88%	22.30%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration credit risk percentage	19.34%	18.80%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration credit risk percentage	11.63%	14.10%
Accounts Receivable [Member] | Customer 4 [Member]
Concentration credit risk percentage		12.90%
Accounts Receivable [Member] | Customer 5 [Member]
Concentration credit risk percentage		10.70%
Accounts Receivable [Member] | Customer 6 [Member]
Concentration credit risk percentage		10.20%